Commitments and Contingencies - Non-Redemption Subscription Agreements and Consummation of Business Combination (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	Feb. 13, 2024	Dec. 31, 2023
Commitments and Contingencies
Ordinary shares		$ 0.0001		$ 0.0001
CIK0001838821_ARYA Sciences Acquisition Corp IV
Commitments and Contingencies
Ordinary shares			$ 0.01
Subsequent event | New Adagio
Commitments and Contingencies
Proceeds from financing	$ 84,200,000
Subsequent event | CIK0001838821_ARYA Sciences Acquisition Corp IV
Commitments and Contingencies
Ordinary shares			$ 0.01
Non-Redemption subscription agreement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Commitments and Contingencies
Amount of financing commitment		$ 2,000,000
Ordinary shares		$ 0.0001
Concurrent Equity and Warrant Private Placement Bridge Financing | Subsequent event | New Adagio
Commitments and Contingencies
Proceeds from financing	29,500,000
Concurrent Convertible Security Bridge Financing | Subsequent event | New Adagio
Commitments and Contingencies
Proceeds from financing	$ 7,000,000.0